Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rentals	$ 409,349	$ 408,116	$ 381,238
Interest income on loans receivable	3,346	3,399	3,647
Earned income from direct financing leases	2,078	2,742	3,024
Tenant reimbursement income	14,911	11,887	13,931
Other income	1,574	9,196	866
Total revenues	431,258	435,340	402,706
Expenses:
General and administrative	57,512	50,607	45,663
Restructuring charges	0	6,341	7,056
Property costs (including reimbursable)	25,973	24,089	21,379
Real estate acquisition costs	1,434	2,904	2,352
Interest	113,394	118,690	139,183
Depreciation and amortization	173,686	173,036	166,478
Impairments	61,597	61,395	50,381
Total expenses	433,596	437,062	432,492
Loss from continuing operations before other income (expense) and income tax expense	(2,338)	(1,722)	(29,786)
Other income (expense):
Gain (loss) on debt extinguishment	579	1,605	(2,375)
Gain (loss) on disposition of assets	42,698	29,623	(61)
Total other income (expense)	43,277	31,228	(2,436)
Income (loss) from continuing operations before income tax expense	40,939	29,506	(32,222)
Income tax expense	(511)	(868)	(479)
Income (loss) from continuing operations	40,428	28,638	(32,701)
Income used in basic and diluted income per share from discontinued operations	36,720	68,808	125,913
Net Income	77,148	97,446	93,212
Less: dividends paid to preferred stockholders	(2,530)	0	0
Net income attributable to common stockholders/ after preferred distributions	$ 74,618	$ 97,446	$ 93,212
Net income per share attributable to common stockholders - basic:
Continuing operations (in dollars per share)	$ 0.08	$ 0.06	$ (0.08)
Discontinued operations (in dollars per share)	0.08	0.15	0.29
Net income per share attributable to common stockholders—basic (in dollars per share)	0.16	0.21	0.21
Net income per share attributable to common stockholders - diluted:
Continuing operations (in dollars per share)	0.08	0.06	(0.08)
Discontinued operations (in dollars per share)	0.08	0.15	0.29
Net income per share attributable to common stockholders—diluted (in dollars per share)	$ 0.16	$ 0.21	$ 0.21
Weighted average shares of common stock outstanding:
Basic (in shares)	467,934,945	469,217,776	432,222,953
Diluted (in shares)	467,942,788	469,246,265	432,222,953
Spirit Realty, L.P.
Revenues:
Rentals	$ 409,349	$ 408,116	$ 381,238
Interest income on loans receivable	3,346	3,399	3,647
Earned income from direct financing leases	2,078	2,742	3,024
Tenant reimbursement income	14,911	11,887	13,931
Other income	1,574	9,196	866
Total revenues	431,258	435,340	402,706
Expenses:
General and administrative	57,512	50,607	45,663
Restructuring charges	0	6,341	7,056
Property costs (including reimbursable)	25,973	24,089	21,379
Real estate acquisition costs	1,434	2,904	2,352
Interest	113,394	118,690	139,183
Depreciation and amortization	173,686	173,036	166,478
Impairments	61,597	61,395	50,381
Total expenses	433,596	437,062	432,492
Loss from continuing operations before other income (expense) and income tax expense	(2,338)	(1,722)	(29,786)
Other income (expense):
Gain (loss) on debt extinguishment	579	1,605	(2,375)
Gain (loss) on disposition of assets	42,698	29,623	(61)
Total other income (expense)	43,277	31,228	(2,436)
Income (loss) from continuing operations before income tax expense	40,939	29,506	(32,222)
Income tax expense	(511)	(868)	(479)
Income (loss) from continuing operations	40,428	28,638	(32,701)
Income used in basic and diluted income per share from discontinued operations	36,720	68,808	125,913
Net Income	77,148	97,446	93,212
Less: dividends paid to preferred stockholders	(2,530)	0	0
Net income attributable to common stockholders/ after preferred distributions	74,618	97,446	93,212
Net income attributable to general partners - Continuing operations	353	243	(300)
Net income attributable to general partners - Discontinued operations	304	582	1,155
Net income attributable to general partners	657	825	855
Net income attributable to limited partners - Continuing operations	40,075	28,395	(32,401)
Net income attributable to limited partners - Discontinued operations	36,416	68,226	124,758
Net income attributable to limited partners	$ 76,491	$ 96,621	$ 92,357
Net income per share attributable to common stockholders - basic:
Continuing operations net income per common partnership unit - basic (in dollars per share)	$ 0.08	$ 0.06	$ (0.08)
Discontinued operations net income per common partnership unit - basic (in dollars per share)	0.08	0.15	0.29
Net income per common partnership unit - basic (in dollars per share)	0.16	0.21	0.21
Net income per share attributable to common stockholders - diluted:
Continuing operations net income per common partnership unit - diluted (in dollars per share)	0.08	0.06	(0.08)
Discontinued operations net income per common partnership unit - diluted (in dollars per share)	0.08	0.15	0.29
Net income per common partnership unit —diluted (in dollars per share)	$ 0.16	$ 0.21	$ 0.21
Weighted average common partnership units outstanding:
Basic (in shares)	467,934,945	469,217,776	432,222,953
Diluted (in shares)	467,942,788	469,246,265	432,222,953